ACCOUNTING POLICIES, CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ACCOUNTING POLICIES, CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS
Available liquidity	$ 562.3
Cash and cash equivalents incl. restricted cash	163.5	$ 291.2	$ 295.6
Restricted cash	5.4	$ 19.3	$ 30.1
Net interest-bearing debt	$ 848.4
Loan To Value Ratio	29.40%